Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	rif_SupplementTextBlock
RUSSELL INVESTMENT FUNDS

Supplement dated August 1, 2016 to

PROSPECTUS DATED May 1, 2016

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about September 22, 2016, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)    RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the Risk/Return Summary section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about September 22, 2016, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about September 22, 2016 will be 29.5% to equity, 63% to fixed income and 7.5% to alternative asset classes.

Balanced Strategy Fund: Effective on or about September 22, 2016, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about September 22, 2016 will be 51% to equity, 42% to fixed income and 7% to alternative asset classes.

Growth Strategy Fund: Effective on or about September 22, 2016, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about September 22, 2016 will be 70% to equity, 22% to fixed income and 8% to alternative asset classes.

Equity Growth Strategy Fund: Effective on or about September 22, 2016, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about September 22, 2016 will be 85% to equity, 7% to fixed income and 8% to alternative asset classes.

(ii)   RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:

Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.

Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Underlying Funds as well as to the expenses and risks of the underlying investment companies in which the Underlying Funds may invest.

Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause an Underlying Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.

Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk an Underlying Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.

(iii)  RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with the Moderate Strategy and Balanced Strategy Funds’ investment in Underlying Funds in the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:

Puts, Stand-by Commitments and Demand Notes. The ability of an Underlying Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Underlying Fund may lose money.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock
RUSSELL INVESTMENT FUNDS

Supplement dated August 1, 2016 to

PROSPECTUS DATED May 1, 2016

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about September 22, 2016, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)    RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the Risk/Return Summary section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about September 22, 2016, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about September 22, 2016 will be 29.5% to equity, 63% to fixed income and 7.5% to alternative asset classes.

(ii)   RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:

Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.

Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Underlying Funds as well as to the expenses and risks of the underlying investment companies in which the Underlying Funds may invest.

Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause an Underlying Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.

Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk an Underlying Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.

(iii)  RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with the Moderate Strategy and Balanced Strategy Funds’ investment in Underlying Funds in the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:

Puts, Stand-by Commitments and Demand Notes. The ability of an Underlying Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Underlying Fund may lose money.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock
RUSSELL INVESTMENT FUNDS

Supplement dated August 1, 2016 to

PROSPECTUS DATED May 1, 2016

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about September 22, 2016, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)    RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the Risk/Return Summary section of the Prospectus listed above:

Balanced Strategy Fund: Effective on or about September 22, 2016, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about September 22, 2016 will be 51% to equity, 42% to fixed income and 7% to alternative asset classes.

(ii)   RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:

Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.

Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Underlying Funds as well as to the expenses and risks of the underlying investment companies in which the Underlying Funds may invest.

Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause an Underlying Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.

Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk an Underlying Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.

(iii)  RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with the Moderate Strategy and Balanced Strategy Funds’ investment in Underlying Funds in the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:

Puts, Stand-by Commitments and Demand Notes. The ability of an Underlying Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Underlying Fund may lose money.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock
RUSSELL INVESTMENT FUNDS

Supplement dated August 1, 2016 to

PROSPECTUS DATED May 1, 2016

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about September 22, 2016, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)    RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the Risk/Return Summary section of the Prospectus listed above:

Growth Strategy Fund: Effective on or about September 22, 2016, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about September 22, 2016 will be 70% to equity, 22% to fixed income and 8% to alternative asset classes.

(ii)   RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:

Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.

Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Underlying Funds as well as to the expenses and risks of the underlying investment companies in which the Underlying Funds may invest.

Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause an Underlying Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.

Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk an Underlying Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif_SupplementTextBlock
RUSSELL INVESTMENT FUNDS

Supplement dated August 1, 2016 to

PROSPECTUS DATED May 1, 2016

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about September 22, 2016, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)    RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the Risk/Return Summary section of the Prospectus listed above:

Equity Growth Strategy Fund: Effective on or about September 22, 2016, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about September 22, 2016 will be 85% to equity, 7% to fixed income and 8% to alternative asset classes.

(ii)   RISK/RETURN SUMMARY: The following risk factors are added to the description of the principal risks associated with each Fund’s investment in Underlying Funds in the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for each Fund in the Prospectus listed above:

Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.

Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Underlying Funds as well as to the expenses and risks of the underlying investment companies in which the Underlying Funds may invest.

Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause an Underlying Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.

Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk an Underlying Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.